Private Placements - Additional Information (Detail) - USD ($)		3 Months Ended	8 Months Ended	12 Months Ended
	Nov. 26, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Private Placement [Line Items]
Proceeds from the issuance of warrants			$ 8,638,500
Common stock, par value		$ 0.0001
Shares issued, price per share	$ 10.2
Proceeds from issuance of common stock			$ 25,000
Common Class B [Member]
Private Placement [Line Items]
Common stock, shares issued		5,002,500	5,002,500	5,002,500
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Private Placements [Member]
Private Placement [Line Items]
Class of warrants or rights warrants issued during the period units	8,638,500
Class of warrants or rights warrants issued issue price per warrant	$ 1
Proceeds from the issuance of warrants	$ 8,638,500
Class of warrant or right, number of securities called by each warrant or right	1
Class of warrants or rights exercise price per share	$ 11.5
Private Placements [Member] | Common Class B [Member]
Private Placement [Line Items]
Common stock, shares issued		150,000		150,000
Common stock, par value		$ 0.0001		$ 0.0001
Shares issued, price per share		$ 3.33		$ 3.33
Proceeds from issuance of common stock		$ 500,000		$ 500,000
Payment of underwriting discount		$ 0		$ 0